Right-of-use assets and lease liabilities	12 Months Ended
Dec. 31, 2025
Right-of-use Assets And Lease Liabilities
Right-of-use assets and lease liabilities

8 Right-of-use assets and lease liabilities

As of December 31, 2025, the Company subsisted of the following non-cancellable lease contracts.

Description of lease	Lease term
Motor vehicles	7 to 8 years
Corporate office premises	3 years

SIMPPLE LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

8 Right-of-use assets and lease liabilities (cont’d)

(a) Amount recognized in the consolidated balance sheet:

	As of December 31,
	2024	2025	2025
	S$	S$	US$

Right-of-use assets	136,970	716,507	557,203
Lease liabilities
Current	85,582	260,331	202,450
Non-current	13,294	427,418	332,388
	98,876	687,749	534,838

(b) A summary of lease cost recognized in the Company’s consolidated statements of income is as follows:

	For the years ended December 31,
	2024	2025	2025
	S$	S$	US$

Amortization charge of right-of-use assets	91,480	167,001	129,871
Interest of lease liabilities	11,208	2,919	2,270